EBP Key Assumptions (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted average assumptions utilized to determine net periodic benefit cost
Health care cost trend rate assumed for next fiscal year	7.20%
Direction and pattern of change for assumed health care cost trend rate	decreases
Ultimate health care cost trend rate	5.00%
Year that rate reaches ultimate trend rate	2023
One percentage point change in assumed health care cost trend rates effects
Effect on total of service and interest cost components, Point increase	$ 1
Effect on total of service and interest cost components, Point decrease	(1)
Effect on other postretirement benefit obligation, Point increase	7
Effect on other postretirement benefit obligation, Point decrease	$ (6)
Pension Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	4.68%	3.43%
Rate of compensation increase	4.56%	4.57%
Weighted average assumptions utilized to determine net periodic benefit cost
Discount rate	3.43%	3.98%	5.19%
Expected long-term rate of return on plan assets	5.90%	6.30%	7.50%
Rate of compensation increase	4.57%	4.52%	5.00%
Other Postretirement Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	4.80%	3.77%
Weighted average assumptions utilized to determine net periodic benefit cost
Discount rate	3.97%	4.22%	5.35%
Expected long-term rate of return on plan assets	5.26%	5.71%	6.54%